Discontinued operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
Discontinued operations

The Company has presented the assets and liabilities of all legal entities and the results of operations thereof for all periods presented within the historical combined and consolidated carve out financial statements. However, on March 31, 2011, the date of the North Atlantic Restructuring, the Company purchased only certain of the assets and liabilities of these legal entities, while other assets and operations remained with the Seadrill group, pursuant to the acquisition agreement dated February 17, 2011.

In order to prepare the historical Consolidated Combined Carve-out Financial Statements under U.S. GAAP, all assets, liabilities and operations in the NADL Businesses structure that were not contributed by Seadrill to the Company in connection with the North Atlantic Restructuring are presented as discontinued operations for periods prior to March 31, 2011. The purpose of this is to display the full historical results of the businesses which were contributed to North Atlantic, while not excluding the businesses that were not contributed so as to give a full picture of historical operations during the periods presented.

The businesses that were not contributed include:

•
certain businesses within Seadrill Americas and Seadrill Servicos Petroleo LTDA, which pertain to South American operations not included within North Atlantic but which were legally owned by North Atlantic during the period;

•	certain businesses within Eastern Drilling AS, which pertain to offshore crewing services on non-North Atlantic assets but which were legally owned by North Atlantic during the period; and

•
certain businesses within Seadrill Offshore AS, which was a counterparty to certain charters on non-North Atlantic assets during the period, but which was legally owned by North Atlantic during the period.

While there was no actual sale of these entities, and therefore no gain or loss included in the historical Combined Consolidated Carve-out Financial Statements, the Company has assessed and presented these entities as discontinued operations as they were not contributed by Seadrill in connection with the North Atlantic Restructuring. The net assets of entities not contributed to North Atlantic were US$415.0 million as of March 31, 2011. The following table presents the results of discontinued operations:

	Year ended December 31,
(In millions of U.S. dollars)	2013	2012	2011

Total operating revenues	—	—	358.3
Total operating expenses	—	—	(329.4)
Net operating income / (loss)	—	—	28.9
Total financial items	—	—	(18.9)
Income from discontinued operations before tax	—	—	10.0
Income taxes	—	—	(6.8)
Income from discontinued operations	—	—	3.2